OPERATING LEASES AND FUTURE COMMITMENTS (Detail Textuals 2) - Lease agreement - USD ($)	3 Months Ended
	Sep. 30, 2006	Dec. 31, 2014
Restricted Cash Commitments and Contingencies [Line Items]
Security deposit paid to landlord	$ 110,000	$ 50,000
Decrease in landlord return	10,000
Security deposits reduced	$ 20,000
Lease period	30 days